Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Amounts Recognised in Balance Sheet	At December 31 this account comprises:

	2016	2017
Associates	286,403	250,053
Joint ventures	103,356	18,618

	389,759	268,671

Schedule of Amounts Recognised in Income Statement	The amounts recognized in the income statement are as follows:

	2016	2017
Associates	(584,801)	(5,915)
Joint ventures	(4,909)	7,242)

	(589,710)	1,327

Summary of Detailed Information about Associates

Set out below are the associates of the Group at December 31, 2016 and 2017. The associates listed below have share capital solely consisting of common shares, which are held directly by the Group. None of the associates are listed companies; therefore, there is no quoted market price available for their shares.

				Carrying amount

	Class	Interest in capital		At December 31,
Entity	of share	2016	2017	2016	2017
		%	%
Gasoducto Sur Peruano S.A.	Common	20.00	21.49	218,276	218,276
Promoción Inmobiliaria del Sur S.A.	Common	22.50	—	31,768	—
Concesionaria Chavimochic S.A.C.	Common	26.50	26.50	32,394	22,091
Betchel Vial y Vives Servicios Complementarios Ltda.	Common	40.00	40.00	69	102
Others				3,896	9,584

				286,403	250,053

Summary of Financial Information for Associates

Summarized financial information for associates -

Entity	Gasoducto Sur Peruano S.A.		Promoción Inmobiliaria del Sur S.A.		Concesionaria Chavimochic S.A.C.
	At December, 31		At December, 31		At December, 31
	2015	2016	2015	2016	2015	2016	2017
Current
Assets	303,219	375,547	124,887	149,300	171,400	120,342	73,004
Liabilities	(3,357,508)	(6,747,492)	(32,072)	(187,380)	(110,799)	(3,160)	(1,111)
Non-current
Assets	4,943,392	8,522,099	47,669	193,127	8,608	8,282	11,809
Liabilities	(7,442)	—	(13,090)	(13,855)	(2,547)	(1,918)	(342)

Net assets	1,881,661	2,150,154	127,394	141,192	66,662	123,546	83,360

Entity	Gasoducto Sur Peruano S.A.		Promoción Inmobiliaria del Sur S.A.		Concesionaria Chavimochic S.A.C.
	2015 (*)	2016 (*)	2015	2016	2015	2016	2017
Revenues	3,007,799	3,323,410	90,970	65,071	376,124	264,386	—
Profit (loss) from continuing operations	69,191	(1,372,594)	90,618	42,281	22,995	(2,994)	(43,340)
Income tax	(19,828)	—	(25,373)	(11,839)	(6,656)	921	3,185

Profit (loss) from operations after income tax	49,363	(1,372,594)	65,245	30,442	16,339	(2,073)	(40,155)

Other comprehensive income		—		—		—	—

Total comprehensive income	49,363	(1,372,594)	65,245	30,442	16,339	(2,073)	(40,155)

(*)	Gaseoducto Sur Peruano S.A. gross profit 2015 and 2016 amounting to S/257.7 million and S/0.8 million, respectively.

Schedule of Movement of Investments in Associates

The movement of the investments in associates is as follows:

	2015	2016	2017
Opening balance	82,494	490,702	286,403
Contributions received	—	390,506	2,116
Acquisition of Gasoducto Sur Peruano	437,494	—	—
Impairment of GSP	—	(593,105)	—
Panorama Project	(39,180)	—	—
Dividends received	(9,838)	(10,149)	(259)
Equity interest in results	22,800	8,304	(5,915)
Decrease in capital	—	(166)	(111)
Sale of Investment	—	—	(32,223)
Derecognition of investments	(2,755)	—	—
Conversion adjustment	(313)	311	42

Final balance	490,702	286,403	250,053

Summary of Detailed Information about Joint Ventures

Set out below are the joint ventures of the Group as of December 31:

				Carrying amount
	Class of share	Interest in capital		At December 31,
Entity		2016	2017	2016	2017
		%	%
Tecgas N.V.	Common	51.00	—	84,100	—
Sistemas SEC	Common	49.00	49.00	9,591	10,112
Logistica Químicos del Sur S.A.C.	Common	50.00	50.00	8,515	7,343
G.S.J.V. SCC	Common	50.00	50.00	861	878
Constructora SK-VyV Ltda.	Common	50.00	50.00	59	49
Others		—	—	230	236

				103,356	18,618

Summary of Financial Information for Joint Ventures

Summarized financial information for joint ventures

Tecgas N.V.
At December, 31
Entity	2016
Current
Cash and cash equivalents	67
Other current assets	92,843

Total current assets	92,910

Other current liabilities	(87,780)

Total current liabilities	(87,780)

Non-current
Total non-current assets	33,336
Total non-current liabilities	(7,367)

Net assets	31,099

Revenue	457,554
Depreciation and amortization	(2,266)
Interest income	215
Interest expense	—
Profit (loss) from continuing operations	(3,209)
Income tax expense	(4,078)

Post-tax profit (loss) from continuing operations	(7,287)

Other comprehensive income	—

Total comprehensive income	7,287

Schedule of Movement of Investments in Joint Ventures

The movement of the investments in joint ventures was as follows:

	2015	2016	2017
Opening balance	147,069	146,303	103,356
Debt capitalization	—	8,308	—
Contributions received	—	6,889	—
Equity interest in results	2,193	(4,909)	7,242
Acquisitions	44,145	—	—
Sale of Investment	—	—	(88,556)
Transfer of Adexus from acquisition of control	—	(35,870)	—
Dividends received	(42,122)	(17,843)	(3,758)
Decrease in capital	(3,364)	(1,798)	—
Conversion adjustment	(1,618)	2,276	334

Final balance	146,303	103,356	18,618